Subsequent Events	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Subsequent Events [Line Items]
Subsequent Events

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements, aside from those already disclosed in the notes. See Note 1 for discussion of the closing of the Business Combination and related transactions.

NOTE 12. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below or in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Merger agreement

On January 27, 2021, the Company entered into an Agreement and Plan of Merger (“Merger Agreement”) by and among the Company, Merger Sub and FF. FF is a global mobility technology company that designs and engineers next-generation smart electric connected vehicles.

Pursuant to the Merger Agreement, Merger Sub will merge with and into FF, with FF surviving the merger (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”). As a result of the Transactions, FF will become a wholly-owned subsidiary of the Company, with the stockholders of FF becoming stockholders of the Company, which will be renamed “Faraday Future Intelligent Electric, Inc.” (“New FF”).

Under the Merger Agreement, the outstanding FF shares and the outstanding FF converting debt will be converted into a number of shares of new Class A common stock of the Company following the Transactions and, for FF Top Holding Ltd. (“FF Top”), shares of new Class B common stock of the Company (“New FF common stock”) following the Transactions based on an exchange ratio (the “Exchange Ratio”), the numerator of which is equal to (i)(A) the number of shares of the Company common stock equal to $2,716,000,000 (plus net cash of FF, less debt of FF, plus debt of FF that will be converted into shares of the Company common stock, plus any additional bridge loan in an amount not to exceed $100,000,000), (B) divided by $10, minus (ii) an additional 25,000,000 shares which may be issuable to FF stockholders as additional consideration upon certain price thresholds, and the denominator of which is equal to the number of outstanding shares of FF, including shares issuable upon exercise of vested FF options and vested FF warrants (in each case assuming cashless exercise) and upon conversion of outstanding convertible notes.

Additionally, each FF option or FF warrant that is outstanding immediately prior to the closing of the Merger (and by its terms will not terminate upon the closing of the Merger) will remain outstanding and convert into the right to purchase a number of shares of the Company Class A common stock equal to the number of FF ordinary shares subject to such option or warrant multiplied by the Exchange Ratio at an exercise price per share equal to the current exercise price per share for such option or warrant divided by the Exchange Ratio.

The Merger Agreement contains customary representations, warranties and covenants by the parties thereto and the closing is subject to certain conditions as further described in the Merger Agreement.

In connection with the execution of the Merger Agreement, the Company entered into separate Subscription Agreements with certain accredited investors or qualified institutional buyers (collectively, the “Subscription Investors”) concurrently with the execution of the Merger Agreement on January 27, 2021. Pursuant to the Subscription Agreements, the Subscription Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell, to the Subscription Investors an aggregate of 77,500,000 shares of common stock of the Company for a purchase price of $10.00 per share, or an aggregate of approximately $775 million, in a private placement. 17,500,000 of such shares ($175 million in net proceeds) will be issued to an anchor investor and the issuance of such shares is subject to certain regulatory approvals. The Subscription Agreements further require the Company to have an effective shelf registration statement registering the resale of the shares of the Company’s common stock held by the Subscription Investors within 60 calendar days (or 90 calendar days if the SEC notifies the Company that it will review the registration statement) following the closing of the Transactions.

Subscription agreement

Also on January 27, 2021, the Company entered into additional Subscription Agreements with Subscription Investors in the amount of 2,000,000 shares of common stock of the Company for a purchase price of $10.00 per share, or an aggregate of approximately $20 million, which increases the total amount of the private placement pursuant to the Subscription Agreements to 79,500,000 shares of common stock of PSAC for a purchase price of $10.00 per share, or an aggregate of approximately $795 million.

Related Party Loans

On February 28, 2021, the Company entered into a convertible promissory note with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $500,000 (the “Note”). The Note is non-interest bearing and due on the date on which the Company consummates a Business Combination. If the Company does not consummate a Business Combination, the Company may use a portion of any funds held outside the Trust Account to repay the Note; however, no proceeds from the Trust Account may be used for such repayment. Up to $500,000 of the Note may be converted into units at a price of $10.00 per unit at the option of the Sponsor. The units would be identical to the Private Units. As of the date of these financial statements, there is a $500,000 balance outstanding under the Note.

FF Intelligent Mobility Global Holdings Ltd [Member]
Subsequent Events [Line Items]
Subsequent Events
15.	Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited Condensed Consolidated Financial Statements were available to be issued on August 16, 2021. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited Condensed Consolidated Financial Statements.

Conversion of Related Party Notes Payable and Notes Payable

On July 21, 2021 the Company converted: (i) related party notes payable with an aggregate principal balance of $130,479 and accrued interest of $29,958, notes payable with principal balance of $56,000 and accrued interest of $17,177 into 119,191,029 shares of Class A-2 Preferred Stock; (ii) notes payable with an aggregate principal balance of $17,600 and accrued interest of $5,399 into 15,792,771 shares of Class A-1 Preferred Stock; and (iii) notes payable with a principal balance of $1,500 and accrued interest of $699 into 1,281,976 shares of Class A-3 Preferred Stock.

Closing of the Merger and Related Transactions

On July 21, 2021 (the “Closing Date”), the Company consummated the previously announced Business Combination pursuant to the Merger Agreement, by and among PSAC, Merger Sub and the Company. Pursuant to the terms of the Merger Agreement, Merger Sub merged with and into the Company, with the Company surviving the merger as a wholly-owned subsidiary of PSAC. Upon the consummation of the Business Combination (the “Closing”), PSAC changed its name from Property Solutions Acquisition Corp. to Faraday Future Intelligent Electric Inc. (“FFIE”). Upon closing the Business Combination, the Company raised $229,653 in proceeds from PSAC, net of redemptions of $206.

Concurrently with the Merger Agreement, PSAC entered into Subscription Agreements on January 27, 2021 (collectively and as amended, the “Subscription Agreements”) with certain accredited investors or qualified institutional buyers (collectively, the “Subscription Investors”). Pursuant to the Subscription Agreements, the Subscription Investors agreed to subscribe for and purchase, and PSAC agreed to issue and sell to such Subscription Investors, an aggregate of 76,140,000 shares of FFIE Class A Common Stock for a purchase price of $10 per share, or an aggregate of $761,400 in gross cash proceeds (the “Private Placement”). Pursuant to the Subscription Agreements, PSAC gave certain registration rights to the Subscription Investors with respect to the shares issued and sold in the Private Placement. The closing of the Private Placement occurred immediately prior to the Closing Date.

As part of the Closing, total direct and incremental transaction costs aggregated $93,280, of which $24,610 was expensed as part of the Business Combination and the remaining $68,670 was recorded to Additional Paid In Capital as equity issuance costs.

In conjunction with the Closing and through the date that the unaudited Condensed Consolidated Financial Statements were available to be issued, the Company paid $144,924 in cash and issued 25,869,594 shares of FFIE Class A Common Stock to settle liabilities of the Company, including: (i) notes payable principal amounts of $116,518 and accrued interest of $12,431; (ii) related party notes payable principal amounts of $60,104 and accrued interest of $8,584; (iii) interest in the Vendor Trust of $130,671, including payables of $110,035 and purchase orders in the amount of $8,380 related to goods and services yet to be received, and accrued interest thereon of $14,506; (iv) $19,791 of amounts due to vendors; and (v) $23,638 due to active and former employees. The Company concluded that the settlement of the related party notes payable and notes payables with shares of FFIE Class A Common Stock is substantive and therefore was accounted as an extinguishment. Accordingly, the Company will record a loss upon extinguishment of the notes payable and related party notes payable of $90,531 in the Condensed Consolidated Financial Statements for the three and nine months ended September 30, 2021.

Pursuant to the terms of the Merger Agreement, all of the issued and outstanding Class B Convertible Preferred Stock, held by FF Top Holding LLC (f/k/a FF Top Holding Ltd.) (“FF Top”)), converted into 64,000,588 shares of FFIE Class B Common Stock following the Business Combination. All other outstanding shares of the Company converted into 128,084,555 shares of FFIE Class A Ordinary Stock following the Business Combination. Additionally, each of the Company’s options and warrants that were outstanding immediately prior to the closing of the Business Combination remained outstanding and converted into the right to purchase FFIE Class A Common Stock equal to the number of the Company’s Ordinary Stock, subject to such options or warrants, multiplied by the Exchange Ratio at an exercise price per share equal to the current exercise price per share for such option or warrant divided by the Exchange Ratio, with the aggregate amount of shares of Class A Common Stock issuable upon exercise of such options and warrants to be 44,880,595.

Holders of 20,600 shares of PSAC common stock exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from PSAC’s initial public offering, calculated as of two business days prior to the consummation of the Business Combination, which was approximately $10 per share, or $206. At Closing, each non-redeemed outstanding share of PSAC common stock was converted into one share of Class A Common Stock of FFIE.

At the Closing Date, the Company had 298,611,892 outstanding options under the EI Plan and the STI Plan in addition to 19,016,865 outstanding warrants, as adjusted upon the Closing in accordance with an anti-dilution provision included in the warrant agreement with the US-based investment firm (see Note 9. Notes Payable), which will remain outstanding and convert into the right to purchase 44,880,595 shares of FFIE Class A Common Stock, as derived by multiplying the number of FF Ordinary Shares subject to such option or warrant by the Exchange Ratio. The options and warrants shall be exercised at an exercise price per share equal to the current exercise price per share for such option or warrant divided by the Exchange Ratio.

Following the Business Combination PSAC’s warrants to purchase 23,652,119 shares of FFIE Class A Common Stock will remain outstanding, consisting of (i) 22,977,568 public warrants listed on the Nasdaq Stock Market and (ii) 674,551 private warrants, each with an exercise price of $11.50 per share.

While the legal acquirer in the Merger Agreement was PSAC, for financial accounting and reporting purposes under GAAP, FF is the accounting acquirer and the Business Combination was accounted for as a “reverse recapitalization.” A reverse recapitalization does not result in a new basis of accounting, and the financial statements of the combined entity represent the continuation of the financial statements of FF in many respects. Under this method of accounting, PSAC was treated as the “acquired” company. Accordingly, the consolidated assets, liabilities, and results of operations of FF became the historical financial statements of FFIE, and PSAC’s assets, liabilities, and results of operations was consolidated with FF’s on July 21, 2021. Operations prior to the Business Combination will be presented as those of FF in future reports. The net assets of PSAC were recognized at historical cost (which is expected to be consistent with carrying value), with no goodwill or other intangible assets recorded.

In addition, the Company’s existing shareholders, as of the Closing Date of the Business Combination until its fifth anniversary, would be entitled to contingent consideration of up to 25,000,000 additional shares of FFIE Class A Common Stock in the aggregate in two equal tranches upon the occurrence of each earnout triggering event (the “Earnout Shares”), as defined in the Merger Agreement:

●	The minimum earnout of 12,500,000 additional shares is triggered if the FFIE’s Class A Common Stock volume weighted average price (“VWAP”), as defined in the Merger Agreement, is greater than $13.50 per share for any period of twenty (20) trading days out of thirty (30) consecutive trading days (the “Minimum Target Shares”);

●	The maximum earnout of an additional 12,500,000 additional shares is triggered if the FFIE Class A Common Stock VWAP is greater than $15.50 for any period of twenty (20) trading days out of thirty (30) consecutive trading days, plus the Minimum Target Shares, if not previously issued.

The Earnout Shares will be recognized at fair value upon the closing of the Business Combination and classified in Stockholders’ Deficit. Because the Business Combination is accounted for as a reverse recapitalization, the issuance of the Earnout Shares will be treated as a deemed dividend and since the Company does not have retained earnings, the issuance will be recorded within APIC. The Company determined the fair value of the Earnout Shares at the Closing Date to be $293,853 based on a valuation using a Monte Carlo simulation with key inputs and assumptions such as stock price, term, dividend yield, risk-free rate, and volatility.

Issuance of Optional Notes

On August 10, 2021, in accordance with the June 9 amendment of the NPA, as described in Note 9. Notes Payable, the US-based investment firm exercised its option to purchase the Optional Notes with principal of $33,917. The Company received proceeds of $30,375, which is the total principal amount of $33,917 net of 8% original issue discount and $828 of transaction costs. The Optional Notes do not bear interest unless the Company fails to register shares issuable upon conversion of Optional Notes within 45 days of the Business Combination or causes the registration of those shares to not be declared effective within 90 days of the Business Combination, in which case, the Optional Notes will bear interest at 15% per annum. The Optional Notes are convertible at the option of the holder with a conversion price of $10 per share. The Optional Notes contain a liquidation premium that the then outstanding principal and accrued interest of the notes payable plus a 30% premium are convertible into shares of FFIE Class A Common Stock.

In conjunction with the issuance of the Optional Notes, the Company issued the US-based investment firm warrants to purchase up to 1,187,083 shares of FFIE Class A Common Stock with an exercise price per share equal to the lower of: (i) $10 per share, (ii) the pre-money valuation ascribed to the Company in connection with the Fundamental Transaction divided by the pro-forma fully diluted capitalization of the Company, and (iii) the lowest effective net price per share of the Company’s Class A Ordinary Stock paid for by any third party at the time of or in connection with the Fundamental Transaction, as defined in the warrant agreement. The warrants shall be exercisable within seven years.

Issuance of Options Under the EI Plan and STI Plan

In July 2021, the Company awarded 4,845,901 options under the EI Plan with a weighted average exercise price of $1.572 per share and 9,137,207 options under the STI Plan with a weighted average exercise price of $1.572 per share.

Events Subsequent to the Original Issuance of Condensed Consolidated Financial Statements

In connection with the reissuance of the Condensed Consolidated Financial Statements, the Company has evaluated subsequent events through October 4, 2021, the date the Condensed Consolidated Financial Statements were available to be reissued.

Issuance of Warrants and Additional Notes under the Amended Notes Purchase Agreement

Pursuant to its commitment to issue warrants to Ares following the closing of the Merger as described in Note 9 (1), Notes Payable, on August 5, 2021, the Company issued warrants to Ares, which are exercisable at the election of Ares at any time within 6 years of the issuance date into 670,092 shares of the Company’s Class A Common Stock.

On August 26, 2021, the Company drew an aggregated principal amount of $30,000 from Ares, pursuant to the terms of the amended NPA, receiving net proceeds of $29,913, net of debt issuance costs of $87.

The note payable is collateralized by a first lien on virtually all tangible and intangible assets of the Company and bears interest at 14% per annum. The note payable matures on the earliest of (i) March 1, 2022, (ii) the occurrence of a change in control, or (iii) the occurrence of an acceleration event, such as a default. Additionally, upon closing of the Merger, the minimum cash provision, which requires the Company to maintain minimum cash on hand at all times, increased from $5,000 to $25,000.

Purchase of License from Geely Holding

On September 7, 2021, the Company paid Geely Holding, who is also a subscriber in the PIPE Financing, in accordance with the Intellectual Property License Agreement dated January 11, 2021, as supplemented on September 7, 2021, an amount of $50,000 for a non-exclusive, perpetual, irrevocable and sub-licensable license to use a platform owned by Geely Holding in the production of the Company’s electric vehicle models.

16.	Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were available to be issued on April 5, 2021. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

Potential Partnership with Geely Holding

In December 2020, the Company entered into a non-binding memorandum of understanding with Zhejiang Geely Holding Group Co., Ltd. (“Geely Holding”), who is also a subscriber in the Private Placement, pursuant to which the parties contemplate a strategic cooperation in various areas including engineering, technology, supply chain, and contract manufacturing.

In January 2021, FF, the JV, a subsidiary of FF, and Geely Holding entered into a cooperation framework agreement and a license agreement that set forth the major commercial understanding of the proposed cooperation among the parties in the areas of potential investment into the JV, engineering, technology and contract manufacturing support. The foregoing framework agreement and the license agreement may be terminated if the parties fail to enter into the joint venture definitive agreement or to close the Merger Agreement (defined below) and related transactions.

First Amendment to the Second Amended and Restated Note Agreement

On January 13, 2021, the Company entered into the First Amendment to the Second Amended and Restated Note Agreement which permitted, among other things, (x) the issuance of First Out Notes to Birch Lake and the lender in an aggregate principal amount of $1,333 and (y) First Out Subordinated Promissory Notes (collectively, the “First Out Subordinated Note”) to Birch Lake and the lenders in an aggregate principal amount of up to $15,000. The additional First Out Notes issued to Birch Lake and the lenders are on the same terms as the original First Out Notes issued to Birch Lake and the lenders, respectively, except that the First Out Subordinated Notes are senior to the Last Out Notes but junior to the First Out Notes. The First Out Subordinated Notes accrue interest at the same rate of interest as the Senior Convertible Promissory Notes (with respect to First Out Subordinated Notes issued to the lender) and the BL Notes (with respect to First Out Subordinated Notes issued to Birch Lake).

Second Amendment to the Second Amended and Restated Note Agreement

On March 1, 2021, the Company entered into the Second Amendment to the Second A&R Note Agreement which permitted, among other things, the issuance of Priority Last Out Notes to Ares Capital Corporation, Ares Centre Street Partnership, L.P., Ares Credit Strategies Insurance Dedicated Fund Series Interests of the SALI Multi-Series Fund, L.P., and Ares Direct Finance I LP (collectively, the “Ares Entities”) in an aggregate principal amount of up to $85,000. The Priority Last Out Notes issued to the Ares Entities rank junior to the First Out Notes issued to Birch Lake and the Investment Noteholders, respectively, and senior in priority to the Last Out Notes. The Priority Last Out Notes accrue interest at 14% per annum, with no cash payments of interest until the maturity date. In connection with the issuance of the Priority Last Out Notes, the Ares Entities will be issued a six-year warrant to purchase 20bps of New FF’s Class A common stock for $10 per share in agreed form no later than August 11, 2021 or, if earlier, 15 days after consummation of the Business Combination.

Merger Agreement

On January 27, 2021, Property Solutions Acquisition Corp., a Delaware corporation (“PSAC”), entered into an Agreement and Plan of Merger (“Merger Agreement”) by and among PSAC, PSAC Merger Sub, Ltd., an exempted company with limited liability incorporated under the laws of the Cayman Islands and wholly-owned subsidiary of PSAC (“Merger Sub”), and the Company.

Pursuant to the Merger Agreement, Merger Sub will merge with and into the Company, with the Company surviving the merger (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”). As a result of the Transactions, the Company will become a wholly-owned subsidiary of PSAC, with the stockholders of the Company becoming stockholders of PSAC, which will be renamed Faraday Future Intelligent Electric, Inc. (“New FF”).

Under the Merger Agreement, the outstanding shares of the Company and the outstanding convertible debt will be converted into a number of shares of new Class A common stock of PSAC following the Transactions and, for FF Top Holding LLC (“FF Top”), shares of new Class B common stock of PSAC (referred to herein after the Transaction as “New FF common stock”) following the Transactions based on an exchange ratio (the “Exchange Ratio”), the numerator of which is equal to (i) (A) the number of shares of PSAC common stock equal to $2,716 (plus net cash of the Company, less debt of the Company, plus debt of the Company that will be converted into shares of PSAC common stock, plus any additional bridge loan in an amount not to exceed $100,000), (B) divided by ten dollars, minus (ii) an additional 25,000,000 shares which may be issuable to the Company stockholders as additional consideration upon certain price thresholds, and the denominator of which is equal to the number of outstanding shares of the Company, including shares issuable upon exercise of vested options and vested warrants at the Company (in each case assuming cashless exercise) and upon conversion of outstanding convertible notes.

Additionally, each option or warrant at the Company that is outstanding immediately prior to the closing of the Merger (and by its terms will not terminate upon the closing of the Merger) will remain outstanding and convert into the right to purchase a number of shares of PSAC Class A common stock equal to the number of ordinary stock of the Company subject to such option or warrant multiplied by the Exchange Ratio at an exercise price per share equal to the current exercise price per share for such option or warrant divided by the Exchange Ratio.

Concurrently with the execution of the Merger Agreement, the Company entered into separate subscription agreements with a number of investors (the “PIPE Investors”); pursuant to which the PIPE investors have agreed to purchase an aggregate of 79,500,000 shares of common stock, for a purchase price of ten dollars per share and at an aggregate purchase prices of $795,000, in a private placement (the “PIPE Financing”).

Note Purchase Agreement

On March 1, 2021, pursuant to the Note Purchase Agreement, the Company entered into a promissory note in favor of certain affiliates of Ares Capital Corporation for an aggregate principal of $55,000. Additionally, the Note Purchase Agreement contains a clause that the Company will issue warrants with an aggregate value of $3,993 to the lender at the earlier of 15 days after the completion of a Qualified SPAC Merger or on or before August 11, 2021. The maturity date for this promissory note is the earliest of (i) March 1, 2022, (ii) if the Qualified SPAC Merger contemplated in the Merger Agreement has not been consummated by July 27, 2021, October 6, 2021, (iii) the occurrence of a change in control, or (iv) the occurrence of an acceleration event, such as a default. The notes bear interest at 14% per annum.

On March 8, 2021, pursuant to the Note Purchase Agreement, the Company executed a promissory note in favor of Birch Lake for a total principal of $5,600. The promissory note matures on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the occurrence of an acceleration event, such as a default. The note bears interest at 15.75% per annum. Additionally, the promissory note contains a liquidation premium that ranges from 42% to 52% depending on timing of settlement with 50% of this premium convertible into equity.

On March 12, 2021, pursuant to the Note Purchase Agreement, the Company executed a promissory note in favor of FF Ventures SPV XI LLC, a third-party investment firm, for an aggregate principal amount of $7,000, receiving net proceeds of $6,440, inclusive of an 8% original issue discount. The promissory note matures on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the occurrence of an acceleration event, such as a default. The note bears interest at 0% per annum. In the event the Company consummates a Qualified SPAC Merger, then an amount equal to 130% of all outstanding principal, accrued and unpaid interest and accrued original issue discount under the notes through (but not including) the date of consummation of the Qualified SPAC Merger will automatically convert into ordinary stock of the SPAC received by Class A ordinary stockholders of the Company and the notes and interest thereon shall no longer be outstanding and shall be deemed satisfied in full and terminated.

Amendment to Trade Receivables Repayment Agreement and Vendor Trust

On March 1, 2021, the Company entered into Amendment No. 6 related to the Trade Receivables Repayment Agreement. See Note 10 Vendor Payables in Trust. The maturity date of the interests in the Vendor Trust was extended to the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change of control, and (iv) the occurrence of an acceleration event under certain of the Company’s other secured financing arrangements. The Company will be in default under the Trade Receivables Repayment Agreement if a Qualified SPAC Merger agreement has not been consummated on or before July 27, 2021.

Amendment to Lease Agreement

On January 27, 2021, the Company extended one of its four capital leases, located in Hanford, California. This agreement extends the lease to January 31, 2028 and authorizes Industrial Realty Group, LLC (“IRG”) to perform certain financial and management advisory services for the Company including an option agreement to purchase shares in the Company. The option is granted to CH Capital Lending, LLC, an affiliate of IRG (“CH Capital”) for an aggregate amount of 2,827,695 Class A Ordinary Stock under the Special Talent Incentive Plan. See Note 13 Stock-Based Compensation. Should the option be exercised, the accrued outstanding rent payments as of December 31, 2020 of $995 shall be deemed paid. In the event that the value of the option is less than the amount of accrued outstanding rent payments owed, the Company will pay IRG the difference in a single cash payment. The base rent will remain at $130 per month subject to a 2% annual increase.